Share-based Compensation and Incentive Plans (Summary of Vested and Unvested RSUs) (Details) - Restricted Stock	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested shares at December 31, 2019 (in shares) | shares	1,230,045
Granted, Number of Shares (in shares) | shares	567,237
Vested, Number of Shares (in shares) | shares	(504,831)
Forfeited, Number of Shares (in shares) | shares	(104,972)
Nonvested shares at December 31, 2020 (in shares) | shares	1,187,479
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested shares at December 31, 2019 Weighted Average Grant-Date Fair Value per Share (usd per share) | $ / shares	$ 17.37
Granted, Weighted Average Grant-Date Fair Value per Share (usd per share) | $ / shares	26.66
Vested, Weighted Average Grant-Date Fair Value per Share (usd per share) | $ / shares	17.41
Forfeited, Weighted Average Grant-Date Fair Value per Share (usd per share) | $ / shares	20.10
Nonvested shares at December 31, 2020 Weighted Average Grant-Date Fair Value per Share (usd per share) | $ / shares	$ 21.54